UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
New York AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds have continued to represent one of the better performing asset classes in U.S. financial markets. Prices have been supported by a number of positive influences, including steady demand for a relatively tight supply of newly issued securities, attractive after-tax current yields compared to government-guaranteed U.S. Treasury securities and improved fiscal conditions for many state and local issuers.

Despite recent weakness in employment data, we believe that U.S. economic trends remain favorable, as evidenced by signs of strength in some of the domestic economy’s more economically sensitive areas. For example, in the automobile industry, new cars offer improved gas mileage, the average age of the auto fleet is old, and credit is widely available at a time when household debt-service ratios have dropped sharply. Even residential construction has moved into a sustainable uptrend, in our opinion, as homebuilders have seen a rise in orders. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners. On the whole, we expect near-trend growth in the U.S. economy for the remainder of 2012.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through May 31, 2012, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A, Class C and Class I shares produced total returns of 5.89%, 5.55% and 6.01%, respectively.1 The Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 5.75% for the same period.2

Falling long-term interest rates and favorable supply-and-demand factors fueled strong performance among municipal bonds over the reporting period. The fund’s Class A and Class I shares produced higher returns than the benchmark, chiefly due to a focus on longer maturities and overweighted exposure to revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund also seeks to provide income exempt from the federal alternative minimum tax.The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Municipal Bonds Rallied as Economic Concerns Eased

The reporting period began in the midst of improving market sentiment as better macroeconomic news encouraged investors to take more risks, including reaching for higher levels of income from riskier market sectors and credit-rating categories.As a result, municipal bonds that had been punished during a sharp downturn earlier in 2011 led the market rebound, while higher-quality bonds generally lagged market averages. Although stronger economic growth typically would support higher interest rates, longer-term interest rates remained low due to Operation Twist, a stimulative program from the Federal Reserve Board (the “Fed”) involving massive purchases of U.S.Treasury securities.

Positive supply-and-demand forces also supported municipal bond prices during the reporting period. New issuance volumes fell sharply throughout 2011 after a flood of new supply in late 2010, and political pressure led to reduced borrowing for capital projects over the first five months of 2012. Meanwhile, demand remained robust from individual and institutional investors seeking competitive after-tax yields in a low interest-rate environment.

From a credit-quality perspective, New York’s fiscal condition has continued to improve.The state has enacted a number of reforms to its tax code, and tax receipts have increased amid greater spending discipline.

Longer Maturities Buoyed Relative Performance

The search by investors for competitive yields led them to focus on longer-term municipal bonds, boosting prices in a segment of the market’s maturity spectrum that we regarded as undervalued. In addition, the fund generally favored revenue-backed securities, including those issued on behalf of health care facilities, education institutions and the state’s settlement of litigation with U.S. tobacco companies. These securities fared particularly well during the reporting period, as did the fund’s holdings of appropriation-backed state bonds and municipal bonds issued by Puerto Rico, which are exempt from NewYork state and city income taxes.The fund also benefited from underweighted exposure to bonds backed by electric utilities.

Detractors from the fund’s relative performance included higher-quality bonds, such as those backed by revenues from municipal water and sewer facilities. Underweighted exposure to industrial development bonds also weighed on relative performance to a degree. In addition, New York bonds generally underperformed national market averages as reflected by the benchmark, mainly due to NewYork issuers’ relatively strong credit profiles in a market environment that was led by lower-quality credits.

Prepared for a Changing Market Environment

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future Fed policy. In addition, higher yielding and longer-maturity bonds have become more richly valued after recent rallies. Consequently, while we have continued to favor revenue-backed municipal bonds over their general obligation counterparts, we currently expect to trim some positions and add to holdings of higher-quality bonds from essential municipal services.

June 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents.
Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Bond Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.74	$8.63	$3.50
Ending value (after expenses)	$1,058.90	$1,055.50	$1,060.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.65	$8.47	$3.44
Ending value (after expenses)	$1,020.40	$1,016.60	$1,021.60

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.68% for Class C and .68%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.1%	Rate (%)	Date	Amount ($)		Value ($)
New York—86.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		4,868,415
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000		1,076,180
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,455,660
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,883,350
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	[a,b]	4,522,840
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,602,910
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000		2,679,689
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000		1,134,770
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000		1,282,770
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000		3,215,460
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000		5,649,550
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000		3,304,950
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	7,745,000		7,919,882

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000		2,863,513
New York City,
GO	5.38	12/1/20	5,000		5,020
New York City,
GO	5.00	8/1/21	2,000,000		2,252,200
New York City,
GO	5.00	8/1/22	1,200,000		1,351,320
New York City,
GO	5.50	6/1/23	25,000		26,199
New York City,
GO	5.00	8/1/23	3,000,000		3,617,460
New York City,
GO	5.00	8/1/26	3,565,000		4,160,212
New York City,
GO	5.00	8/1/29	5,000,000		5,840,400
New York City,
GO	5.00	10/1/32	730,000		840,033
New York City,
GO	5.00	10/1/36	2,000,000		2,259,980
New York City,
GO (Prerefunded)	5.50	6/1/13	125,000	[c]	131,605
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		5,102,262
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/30	5,000,000		5,582,950
New York City Housing Development
Corporation, Capital Fund
Program Revenue
(New York City Housing
Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000		3,681,216
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		5,959,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	410,000		447,011
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Prerefunded)	5.00	6/15/14	120,000	[c]	131,428
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000		3,429,180
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000		3,359,608
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000		2,884,475
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000		4,477,800
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000		4,569,760
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	3,565,000		4,003,745
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/28	2,695,000		2,996,058
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000		3,398,160
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	2,500,000		2,708,475
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,261,780

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000	5,196,250
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000	4,201,198
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/15/27	2,505,000	2,694,328
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,002,890
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,545,000	1,558,596
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	6,500,000	7,292,805
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.75	7/1/18	2,500,000	2,892,400
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000	2,649,438
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000	5,166,180
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	1,500,000	1,681,530

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	2,000,000	2,285,940
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000	2,177,340
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/16	2,975,000	3,013,110
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000	1,648,228
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	2,275,000	2,282,712
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000	2,229,700
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	2,663,662
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,218,061
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000	2,252,820
New York State Dormitory
Authority, Revenue (New York
University) (Insured; AMBAC)	5.00	7/1/32	3,345,000	3,685,521
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000	2,175,220
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000	2,828,625
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000	2,645,850

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory Authority,
Revenue (North Shore—Long
Island Jewish Obligated Group)	5.00	5/1/25	5,515,000	5,944,674
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000	2,247,040
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,631,655
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000	1,614,150
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	5,250,000	6,149,955
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	4,060,000	4,761,852
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000	2,853,050
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000	2,260,160
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000	2,396,020
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	2,500,000	2,793,500
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000	4,467,760
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop
South Nassau University Health
System Obligated Group)	5.50	7/1/23	3,475,000	3,545,542

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, State
Personal Income Tax
Revenue (Education)	5.00	3/15/19	5,500,000	6,384,345
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	2,500,000	3,058,375
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000	2,050,534
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000	2,333,600
New York State Energy Research
and Development Authority,
Gas Facilities Revenue (The
Brooklyn Union Gas
Company Project)	6.37	4/1/20	5,000,000	5,016,600
New York State Environmental
Facilities Corporation,
State Clean Water and
Drinking Water Revolving
Funds Revenue (New York
City Municipal Water Finance
Authority Projects—Second
Resolution Bonds)	5.00	6/15/29	2,470,000	2,892,642
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	3,943,261
New York State Mortgage Agency,
Education Loan Revenue
(New York Higher Education
Loan Program)	5.25	11/1/20	720,000	844,488
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,390,000	1,492,387
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,177,550

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,651,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,622,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,869,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,929,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,366,630
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000	8,508,750
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,662,050
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,517,350
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	1,335,000	1,392,352
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.50	1/1/14	1,225,000	1,277,626
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,268,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000	[c]	2,552,165
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	3,470,000		3,518,511
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,070,000		1,154,081
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	1,330,000		1,198,170
Port Authority of New York and
New Jersey (Consolidated
Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,414,269
Port Authority of New York and
New Jersey (Consolidated
Bonds, 142nd Series)	5.00	7/15/23	2,000,000		2,246,760
Port Authority of New York and
New Jersey (Consolidated
Bonds, 163rd Series)	5.00	7/15/35	5,000,000		5,671,600
Port Authority of New York and
New Jersey, Special Project
Bonds (JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,248,280
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000		2,180,720
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000		2,535,404

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Schenectady Industrial
Development Agency,
Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000		1,548,167
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000		1,169,230
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,107,300
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[c]	2,653,840
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,934,380
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,381,440
Westchester County
Health Care Corporation,
Senior Lien Revenue	6.00	11/1/30	1,000,000		1,166,970
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		1,968,380
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000		980,352
U.S. Related—11.4%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,150,420
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000		1,245,519
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000		1,158,620

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,046,140
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,000,000		1,015,310
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000		4,273,280
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000		2,134,240
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	2,500,000		2,607,000
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000		1,161,090
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/13	1,000,000	[c]	1,054,110
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000	[c]	3,639,110
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000		4,296,560
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000		3,160,440
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000		2,057,600
Puerto Rico Electric Power Authority,
Power Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/25	1,705,000		1,933,453
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,678,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,571,880
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000		3,383,400

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,706,325
Total Long-Term Municipal Investments
(cost $365,769,943)					397,206,424

Short-Term Municipal
Investments—1.6%
New York;
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	3,900,000	[d]	3,900,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	1,200,000	[d]	1,200,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	500,000	[d]	500,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	6/1/12	1,000,000	[d]	1,000,000
Total Short-Term Municipal Investments
(cost $6,600,000)					6,600,000

Total Investments (cost $372,369,943)			99.7%		403,806,424
Cash and Receivables (Net)			.3%		1,324,295
Net Assets			100.0%		405,130,719

a Collateral for floating rate borrowings.
b Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, this security was valued at $4,522,840 or 1.1% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	10.6
AA		Aa		AA	46.3
A		A		A	26.7
BBB		Baa		BBB	13.1
BB		Ba		BB	2.1
F1		MIG1/P1		SP1/A1	.1
Not Rated[e]		Not Rated[e]		Not Rated[e]	1.1
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		372,369,943	403,806,424
Cash			215,824
Interest receivable			5,492,599
Receivable for shares of Beneficial Interest subscribed			254,392
Prepaid expenses			26,668
			409,795,907
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			315,141
Payable for investment securities purchased			2,126,560
Payable for floating rate notes issued—Note 4			2,000,000
Payable for shares of Beneficial Interest redeemed			165,378
Interest and expense payable related to
floating rate notes issued—Note 4			5,165
Accrued expenses			52,944
			4,665,188
Net Assets ($)			405,130,719
Composition of Net Assets ($):
Paid-in capital			377,757,694
Accumulated undistributed investment income—net			3,052
Accumulated net realized gain (loss) on investments			(4,066,508)
Accumulated net unrealized appreciation
(depreciation) on investments			31,436,481
Net Assets ($)			405,130,719

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	378,496,108	16,625,106	10,009,505
Shares Outstanding	24,879,582	1,092,649	658,059
Net Asset Value Per Share ($)	15.21	15.22	15.21

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	8,695,719
Expenses:
Management fee—Note 3(a)	1,072,536
Shareholder servicing costs—Note 3(c)	565,044
Distribution fees—Note 3(b)	56,166
Professional fees	42,626
Registration fees	23,456
Custodian fees—Note 3(c)	17,721
Prospectus and shareholders’ reports	13,290
Trustees’ fees and expenses—Note 3(d)	13,216
Interest and expense related to floating rate notes issued—Note 4	6,061
Loan commitment fees—Note 2	1,325
Miscellaneous	24,313
Total Expenses	1,835,754
Less—reduction in expenses due to undertaking—Note 3(a)	(338)
Less—reduction in fees due to earnings credits—Note 3(c)	(151)
Net Expenses	1,835,265
Investment Income—Net	6,860,454
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	842,559
Net unrealized appreciation (depreciation) on investments	14,284,058
Net Realized and Unrealized Gain (Loss) on Investments	15,126,617
Net Increase in Net Assets Resulting from Operations	21,987,071

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)[a]	November 30, 2011
Operations ($):
Investment income—net	6,860,454	14,116,873
Net realized gain (loss) on investments	842,559	(481,876)
Net unrealized appreciation
(depreciation) on investments	14,284,058	6,768,964
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,987,071	20,403,961
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,513,097)	(13,546,873)
Class B Shares	(2,825)	(17,760)
Class C Shares	(205,240)	(394,271)
Class I Shares	(136,240)	(150,660)
Total Dividends	(6,857,402)	(14,109,564)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	21,863,934	15,498,450
Class B Shares	26	46,508
Class C Shares	3,741,578	2,467,430
Class I Shares	6,349,700	1,421,790
Dividends reinvested:
Class A Shares	5,169,427	10,617,986
Class B Shares	2,021	12,028
Class C Shares	135,673	260,296
Class I Shares	87,319	82,685
Cost of shares redeemed:
Class A Shares	(15,467,371)	(47,275,144)
Class B Shares	(396,933)	(446,401)
Class C Shares	(1,063,910)	(3,772,869)
Class I Shares	(742,239)	(3,965,801)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	19,679,225	(25,053,042)
Total Increase (Decrease) in Net Assets	34,808,894	(18,758,645)
Net Assets ($):
Beginning of Period	370,321,825	389,080,470
End of Period	405,130,719	370,321,825
Undistributed investment income—net	3,052	—

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)[a]	November 30, 2011
Capital Share Transactions:
Class Ab
Shares sold	1,451,527	1,089,154
Shares issued for dividends reinvested	342,487	744,815
Shares redeemed	(1,027,795)	(3,339,018)
Net Increase (Decrease) in Shares Outstanding	766,219	(1,505,049)
Class Bb
Shares sold	—	3,278
Shares issued for dividends reinvested	134	845
Shares redeemed	(26,384)	(31,441)
Net Increase (Decrease) in Shares Outstanding	(26,250)	(27,318)
Class C
Shares sold	247,765	172,750
Shares issued for dividends reinvested	8,985	18,286
Shares redeemed	(70,792)	(267,419)
Net Increase (Decrease) in Shares Outstanding	185,958	(76,383)
Class I
Shares sold	423,392	99,140
Shares issued for dividends reinvested	5,781	5,809
Shares redeemed	(49,362)	(283,332)
Net Increase (Decrease) in Shares Outstanding	379,811	(178,383)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended May 31, 2012, 8,471 Class B shares representing $127,549, were automatically converted to 8,471 Class A shares and during the period ended November 30, 2011, 8,505 Class B shares representing $120,135 were automatically converted to 8,505 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2012			Year Ended November 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.62	14.35	14.28	12.93	14.43	14.88
Investment Operations:
Investment income—net[a]	.27	.55	.56	.58	.56	.57
Net realized and unrealized
gain (loss) on investments	.59	.27	.07	1.35	(1.44)	(.42)
Total from Investment Operations	.86	.82	.63	1.93	(.88)	.15
Distributions:
Dividends from
investment income—net	(.27)	(.55)	(.56)	(.58)	(.56)	(.57)
Dividends from net realized
gain on investments	—	—	—	—	(.06)	(.03)
Total Distributions	(.27)	(.55)	(.56)	(.58)	(.62)	(.60)
Net asset value, end of period	15.21	14.62	14.35	14.28	12.93	14.43
Total Return (%)[b]	5.89[c]	5.89	4.40	15.15	(6.36)	1.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[d]	.92	.92	1.02	.98	1.00
Ratio of net expenses
to average net assets	.92[d]	.91	.85	.85	.86	.89
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	.00[e]	—	.01	.04
Ratio of net investment income
to average net assets	3.54[d]	3.87	3.81	4.20	3.97	3.93
Portfolio Turnover Rate	3.97[c]	10.20	10.32	13.34	32.04	17.81
Net Assets, end of period
($ x 1,000)	378,496 352,610		367,649	135,626	128,135	134,892

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2012			Year Ended November 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.62	14.35	14.28	12.93	14.43	14.88
Investment Operations:
Investment income—net[a]	.21	.44	.45	.47	.45	.46
Net realized and unrealized
gain (loss) on investments	.60	.27	.07	1.35	(1.44)	(.42)
Total from Investment Operations	.81	.71	.52	1.82	(.99)	.04
Distributions:
Dividends from
investment income—net	(.21)	(.44)	(.45)	(.47)	(.45)	(.46)
Dividends from net realized
gain on investments	—	—	—	—	(.06)	(.03)
Total Distributions	(.21)	(.44)	(.45)	(.47)	(.51)	(.49)
Net asset value, end of period	15.22	14.62	14.35	14.28	12.93	14.43
Total Return (%)[b]	5.55[c]	5.09	3.62	14.29	(7.07)	.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68[d]	1.68	1.68	1.77	1.73	1.75
Ratio of net expenses
to average net assets	1.68[d]	1.66	1.60	1.60	1.61	1.64
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	.00[e]	—	.01	.04
Ratio of net investment income
to average net assets	2.77[d]	3.11	3.07	3.43	3.22	3.16
Portfolio Turnover Rate	3.97[c]	10.20	10.32	13.34	32.04	17.81
Net Assets, end of period
($ x 1,000)	16,625	13,260	14,110	13,031	9,885	8,036

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	May 31, 2012	Year Ended November 30,
Class I Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value,
beginning of period	14.62	14.35	14.28	12.29
Investment Operations:
Investment income—net[b]	.28	.57	.58	.47
Net realized and unrealized
gain (loss) on investments	.59	.28	.07	2.09
Total from Investment Operations	.87	.85	.65	2.56
Distributions:
Dividends from investment income—net	(.28)	(.58)	(.58)	(.57)
Net asset value, end of period	15.21	14.62	14.35	14.28
Total Return (%)	6.01[c]	6.13	4.58	21.06[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68[d]	.68	.67	.86[d]
Ratio of net expenses
to average net assets	.68[d]	.68	.67	.75[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00[d,e]	.00[e]	.00[e]	—
Ratio of net investment income
to average net assets	3.75[d]	4.08	3.97	4.11[d]
Portfolio Turnover Rate	3.97[c]	10.20	10.32	13.34
Net Assets, end of period ($ x 1,000)	10,010	4,068	6,553	1,297

a	From December 15, 2008 (commencement of initial offering) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge. Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold at net asset value per share only to institutional investors. The Board of Trustees approved, effective as of the close of business on March 13, 2012, the transfer of shares authorized from Class B to Class A shares. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and real-

ized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	403,806,424	—	403,806,424

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,931,360 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2011. If not applied, $2,964,050 of the carryover expires in fiscal 2016, $1,480,006 expires in fiscal 2017 and $487,304 expires in fiscal 2019.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 was as follows: tax exempt income $14,109,564. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Manager had agreed, until April 1, 2012 to waive receipt of its fees and/or assume the expenses of the fund so that the expenses (exclusive of Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) did not exceed .70% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertakings amounted to $338 for Class B shares during the period ended May 31, 2012.

During the period ended May 31, 2012, the Distributor retained $5,579 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2012, Class B and Class C shares were charged $472 and $55,694, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class A, Class B and Class C shares were charged $459,634, $236 and $18,565, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $43,518 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $17,721 pursuant to the custody agreement.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $3,585 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $151.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $187,332, Rule 12b-1 distribution plan fees $10,263, shareholder services plan fees $83,194, custodian fees $8,606, chief compliance officer fees $2,652 and transfer agency per account fees $23,094.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2012, amounted to $32,647,111 and $15,164,032, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.At May 31, 2012, there were no floating rate notes outstanding.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2012, was approximately $2,000,000, with a related weighted average annualized interest rate of .61%.

At May 31, 2012, the accumulated net unrealized appreciation on investments was $31,436,481, consisting of $32,483,299 gross unrealized appreciation and $1,046,818 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	37

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)